Subsequent events, textuals (Details) - Stock option [Member] - Subsequent Event [Member]	Jan. 01, 2021 $ / shares shares
Stock option to purchase common shares | shares	120,000
Stock option exercise duration	5 years
Minimum [Member]
Price per share	$ 10
Maximum [Member]
Price per share	$ 30